Share Based Compensation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands												12 Months Ended
	Jun. 06, 2024 $ / shares shares	Aug. 03, 2023 shares	Aug. 03, 2022 shares	Jun. 30, 2022 $ / shares shares	Jun. 24, 2022 shares	Jul. 31, 2017 ¥ / shares shares	Jul. 31, 2017 $ / shares shares	Oct. 18, 2016 shares	Oct. 17, 2016 shares	Apr. 21, 2016 shares	Aug. 31, 2014 shares	Sep. 30, 2024 CNY (¥) ¥ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 shares	May 20, 2024 $ / shares	Nov. 18, 2022 shares	Mar. 31, 2018 shares
Share Based Compensation [Line Items]
Share options granted, exercise price per share | $ / shares													$ 0.0363425
Number of options, vested or expected to vest													4,128,005,400
Compensation expenses (in Dollars) | ¥												¥ 2,507		¥ 4,782	¥ 9,771
Share based compensation stock options outstanding number													4,128,005,400
Ordinary shares, par value (in Dollars per share) | $ / shares																	$ 0.0000001
Compensation expenses (in Yuan Renminbi)												¥ 2,507	$ 357	¥ 4,782	¥ 9,771
Stock Option A [Member]
Share Based Compensation [Line Items]
Exercise of share-based compensation, shares																0
Number of options, vested or expected to vest													1,025,000,000	1,025,000,000
Weighted average intrinsic value of share options
Stock Option B [Member]
Share Based Compensation [Line Items]
Share based compensation stock options outstanding number													2,385,000,000	2,385,000,000
Weighted average intrinsic value (in Dollars per share) | $ / shares
Restricted Stock Units [Member]
Share Based Compensation [Line Items]
Compensation expenses (in Dollars) | $
Yijia Inc [Member]
Share Based Compensation [Line Items]
Shares reserved						86,000,000	86,000,000												86,000,000
Two Thousand Nineteen Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Percentage of maximum number of shares issued													10.00%
Two Thousand Nineteen Share Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Share options granted, exercise price per share | $ / shares													$ 0.0363425
Stock options vested		359,000,000	359,000,000
Chief Executive Officer [Member] | Two Thousand Nineteen Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares				7,200,000,000
Share options granted, exercise price per share | $ / shares
Chief Financial Officer [Member] | Two Thousand Nineteen Share Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares				5,036,000,000.000
Share options granted, exercise price per share | $ / shares
Exercise of share-based compensation, shares				4,318,000,000
Stock options vested		359,000,000	359,000,000
Class B ordinary shares [Member]
Share Based Compensation [Line Items]
Number of options, vested or expected to vest													1,025,000,000
Ordinary shares vote												ten	ten
Issued ordinary shares	6,142,789,000,000
Ordinary shares, par value (in Dollars per share) | (per share)	$ 0.0000001												$ 0.0000001	¥ 0.0000001			0.0000100
Class B ordinary shares [Member] | Yijia Inc [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares					7,520,000,000
Class B ordinary shares [Member] | 2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Maximum number of issuance shares													250,000,000,000					250,000,000,000
Class A ordinary shares [Member]
Share Based Compensation [Line Items]
Ordinary shares vote												one	one
Number of issued ordinary shares													1
Ordinary shares, par value (in Dollars per share) | (per share)	$ 0.0000001												$ 0.0000001	¥ 0.0000001			$ 0.0000001
Class A ordinary shares [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Share based compensation stock options outstanding number													2,385,000,000
IPO [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Compensation expenses (in Dollars) | $
Management Employees And Non Employees [Member] | Stock Option A [Member]
Share Based Compensation [Line Items]
Share options granted								26,860,000	26,860,000	26,860,000	26,860,000
Share options granted, exercise price per share | (per share)												¥ 0.02	$ 0.0031
Share options granted, vesting percentage												50.00%	50.00%
Management And Employees [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Share options granted						43,140,000	43,140,000
Share options granted, exercise price per share | (per share)						¥ 0.02	$ 0.0031